financial instruments - Accounts receivable (Details) - CAD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Credit risk
Receivable account balances - Non-current	$ 244		$ 236
Customer accounts receivable
Credit risk
Days after the billing date that accounts receivables are considered to be past due (in default)	30 days
Receivable account balances	$ 2,223		2,228
Receivable account balances - Current	1,795		1,867
Receivable account balances - Non-current	428		361
Accounts receivable written off directly to doubtful accounts expense	0
Customer accounts receivable | Cost/Gross amount
Credit risk
Receivable account balances	2,352		2,368
Receivable account balances - Current	1,899		1,986
Receivable account balances - Non-current	453		382
Customer accounts receivable | Allowance for doubtful accounts
Credit risk
Receivable account balances	(129)	$ (134)	(140)	$ (104)	$ (56)	$ (55)
Receivable account balances - Current	(104)		(119)
Receivable account balances - Non-current	(25)		(21)
Customer accounts receivable | Less than 30 days past billing date
Credit risk
Receivable account balances	816		796
Customer accounts receivable | Less than 30 days past billing date | Cost/Gross amount
Credit risk
Receivable account balances	830		815
Customer accounts receivable | Less than 30 days past billing date | Allowance for doubtful accounts
Credit risk
Receivable account balances	(14)		(19)
Customer accounts receivable | 30-60 days past billing date
Credit risk
Receivable account balances	214		322
Customer accounts receivable | 30-60 days past billing date | Cost/Gross amount
Credit risk
Receivable account balances	227		339
Customer accounts receivable | 30-60 days past billing date | Allowance for doubtful accounts
Credit risk
Receivable account balances	(13)		(17)
Customer accounts receivable | 61-90 days past billing date
Credit risk
Receivable account balances	48		71
Customer accounts receivable | 61-90 days past billing date | Cost/Gross amount
Credit risk
Receivable account balances	64		90
Customer accounts receivable | 61-90 days past billing date | Allowance for doubtful accounts
Credit risk
Receivable account balances	(16)		(19)
Customer accounts receivable | More than 90 days past billing date
Credit risk
Receivable account balances	69		55
Customer accounts receivable | More than 90 days past billing date | Cost/Gross amount
Credit risk
Receivable account balances	105		98
Customer accounts receivable | More than 90 days past billing date | Allowance for doubtful accounts
Credit risk
Receivable account balances	(36)		(43)
Customer accounts receivable | Unbilled customer finance receivables
Credit risk
Receivable account balances	1,076		984
Customer accounts receivable | Unbilled customer finance receivables | Cost/Gross amount
Credit risk
Receivable account balances	1,126		1,026
Customer accounts receivable | Unbilled customer finance receivables | Allowance for doubtful accounts
Credit risk
Receivable account balances	$ (50)		$ (42)